Segmented information - Disclosure of Operating Segment Information (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of operating segments [line items]
Segment revenue	$ 11,506,825,000	$ 10,845,066,000
Earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense	1,701,734,000	1,586,623,000
Acquisition-related and integration costs	(37,482,000)	(10,306,000)
Restructuring costs	(100,387,000)	(88,628,000)
Net finance costs	(73,885,000)	(69,792,000)
Earnings before income taxes	1,489,980,000	1,417,897,000
Amortization and depreciation	388,764,000	370,207,000
Northern Europe
Disclosure of operating segments [line items]
Segment revenue	1,800,460,000	1,607,942,000
Earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense	196,823,000	182,775,000
Acquisition-related and integration costs
Restructuring costs
Net finance costs
Amortization and depreciation	57,003,000	48,231,000
Canada
Disclosure of operating segments [line items]
Segment revenue	1,687,035,000	1,605,500,000
Earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense	367,843,000	343,856,000
Acquisition-related and integration costs
Restructuring costs
Net finance costs
Earnings before income taxes
Amortization and depreciation	66,996,000	62,050,000
France
Disclosure of operating segments [line items]
Segment revenue	1,715,486,000	1,559,869,000
Earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense	236,207,000	193,075,000
Acquisition-related and integration costs
Restructuring costs
Net finance costs
Earnings before income taxes
Amortization and depreciation	35,227,000	32,377,000
U.S. Commercial and State Government
Disclosure of operating segments [line items]
Segment revenue	1,674,388,000	1,554,877,000
Earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense	284,181,000	290,333,000
Acquisition-related and integration costs
Restructuring costs
Net finance costs
Earnings before income taxes
Amortization and depreciation	73,198,000	67,998,000
U.S. Federal
Disclosure of operating segments [line items]
Segment revenue	1,458,741,000	1,473,478,000
Earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense	198,140,000	205,441,000
Acquisition-related and integration costs
Restructuring costs
Net finance costs
Earnings before income taxes
Amortization and depreciation	24,269,000	30,165,000
U.K.
Disclosure of operating segments [line items]
Segment revenue	1,290,581,000	1,286,700,000
Earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense	191,514,000	152,185,000
Acquisition-related and integration costs
Restructuring costs
Net finance costs
Earnings before income taxes
Amortization and depreciation	76,830,000	69,506,000
ECS
Disclosure of operating segments [line items]
Segment revenue	1,272,558,000	1,164,350,000
Earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense	97,627,000	96,195,000
Acquisition-related and integration costs
Restructuring costs
Net finance costs
Earnings before income taxes
Amortization and depreciation	38,452,000	37,156,000
Asia Pacific
Disclosure of operating segments [line items]
Segment revenue	607,576,000	592,350,000
Earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense	129,399,000	122,763,000
Acquisition-related and integration costs
Restructuring costs
Net finance costs
Earnings before income taxes
Amortization and depreciation	$ 16,789,000	$ 22,724,000